PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Index Solution 2050 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 4.9%
869,101
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
$ 43,525,969
4.9
Total Exchange-Traded
Funds
(Cost $42,782,401)
43,525,969
4.9
MUTUAL FUNDS : 95.0%
Affiliated Investment Companies : 95.0%
946,354  Voya U.S. Bond Index
Portfolio - Class I
8,829,487
1.0
3,628,120  Voya VACS Index
Series EM Portfolio
44,517,035
5.0
17,297,035  Voya VACS Index
Series I Portfolio
207,737,395
23.5
5,009,753  Voya VACS Index
Series MC Portfolio
61,670,055
7.0
33,744,332  Voya VACS Index
Series S Portfolio
480,856,730
54.5
2,973,597  Voya VACS Index
Series SC Portfolio
35,207,384
4.0
Total Mutual Funds
(Cost $662,322,264)
838,818,086
95.0
Total Long-Term
Investments
(Cost $705,104,665)
882,344,055
99.9
Total Investments in
Securities
(Cost $705,104,665) $ 882,344,055 99.9
Assets in Excess of
Other Liabilities 596,903 0.1
Net Assets $ 882,940,958 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Index Solution 2050 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 43,525,969 $ — $ — $ 43,525,969
Mutual Funds 838,818,086 — — 838,818,086
Total Investments, at fair value $ 882,344,055 $ — $ — $ 882,344,055
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya U.S. Bond Index Portfolio -
Class I
$ 7,355,278 $ 4,173,225 $ (2,807,200) $ 108,184 $ 8,829,487 $ 240,516 $ 6,087 $ —
Voya VACS Index Series EM
Portfolio
43,772,573 5,167,757 (8,309,405) 3,886,110 44,517,035 1,486,070 380,423 —
Voya VACS Index Series I Portfolio
175,048,103 23,717,087 (8,573,193) 17,545,398 207,737,395 4,640,184 1,090,359 —
Voya VACS Index Series MC
Portfolio
45,033,302 21,839,867 (10,142,371) 4,939,257 61,670,055 534,344 1,339,300 186,965
Voya VACS Index Series S
Portfolio
384,643,874 71,112,812 (40,830,497) 65,930,541 480,856,730 5,531,921 12,446,640 2,127,662
Voya VACS Index Series SC
Portfolio
47,196,139 5,952,600 (18,422,762) 481,407 35,207,384 629,867 1,320,517 324,196
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
27,931,397 14,898,642 — 695,930 43,525,969 1,187,821 — —
$ 730,980,666 $ 146,861,990 $ (89,085,428) $ 93,586,827 $ 882,344,055 $ 14,250,723 $ 16,583,326 $ 2,638,823
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 177,239,390
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 177,239,390